Other receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables and prepaid expenses
Schedule of other receivables and prepaid expenses

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Research tax credit (1)	3,199	3,941
Value added tax	1,562	1,008
Prepaid expenses(2)	29	1,418
Suppliers – advances payment and debit balance	127	125
Receivable from CACEIS in relation with the exercises of BSA/BSPCE (3)	266	2
Miscellaneous	57	42
Total other receivables and prepaid expenses	5,239	6,536